Note 6 - Blanket Mine Indigenization Transaction - Facilitation Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance at January 1, 2018	$ 30,986
Balance at December 31, 2018	30,974	$ 30,986
Reserve of share-based payments [member] | Facilitation loans [member]
Statement Line Items [Line Items]
Balance at January 1, 2018	30,986	31,052
Interest accrued	1,609	2,173
Dividends used to repay loans	(1,621)	(2,239)
Balance at December 31, 2018	$ 30,974	$ 30,986